Long-term debt - Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	$ 1,458,286	$ 1,502,271
Egypt limited recourse debt facilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	101,226	241,190
Other limited recourse debt facilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	167,084	72,918
Unsecured notes
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	1,189,976	$ 1,188,163
Carrying amount
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	1,475,851
Carrying amount | 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	385,992
Carrying amount | 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	39,977
Carrying amount | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	40,681
Carrying amount | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	276,819
Carrying amount | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	10,778
Carrying amount | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	721,604
Carrying amount | Egypt limited recourse debt facilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	105,323
Carrying amount | Egypt limited recourse debt facilities | 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	27,640
Carrying amount | Egypt limited recourse debt facilities | 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	29,525
Carrying amount | Egypt limited recourse debt facilities | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	31,552
Carrying amount | Egypt limited recourse debt facilities | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	16,606
Carrying amount | Egypt limited recourse debt facilities | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	0
Carrying amount | Egypt limited recourse debt facilities | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	0
Carrying amount | Other limited recourse debt facilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	170,528
Carrying amount | Other limited recourse debt facilities | 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	8,352
Carrying amount | Other limited recourse debt facilities | 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	10,452
Carrying amount | Other limited recourse debt facilities | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	9,129
Carrying amount | Other limited recourse debt facilities | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	10,213
Carrying amount | Other limited recourse debt facilities | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	10,778
Carrying amount | Other limited recourse debt facilities | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	121,604
Carrying amount | Unsecured notes
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	1,200,000
Carrying amount | Unsecured notes | 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	350,000
Carrying amount | Unsecured notes | 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	0
Carrying amount | Unsecured notes | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	0
Carrying amount | Unsecured notes | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	250,000
Carrying amount | Unsecured notes | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	0
Carrying amount | Unsecured notes | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	$ 600,000